SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through February 21, 2024, the date the financial statements were available to be issued. There were no material subsequent events, other than those described below, that required disclosure in these financial statements.
In January 2024, the Company and an affiliate entered into a secured mezzanine loan consisting of an aggregate of $56.4 million in loan commitments, of which $28.2 million was funded by the Company and another $28.2 million was provided by an affiliate of the Company. The Company and affiliate are each 50.0% syndicate lenders in the secured mezzanine loan. The secured mezzanine loan bears interest at an annual rate of Secured Overnight Financing Rate (“SOFR”) plus 15.31% spread, subject to a SOFR floor of 2.42%, and matures in January 2025.
In January 2024, the Company and an affiliate entered into a secured mezzanine loan consisting of an aggregate of $56.4 million in loan commitments, of which $20.7 million was funded by the Company and another $20.7 million was provided by an affiliate of the Company. The secured mezzanine loan was purchased by the Company and affiliate at a discount of 1.0% for a purchase price of approximately $20.4 million each, respectively. Approximately $15.0 million was established as an unfunded commitment, available to be drawn to pay interest on the secured mezzanine loan, of which the Company is responsible for $7.5 million. The
Company and affiliate are each 50.0% syndicate lenders in the secured mezzanine loan. The secured mezzanine loan bears interest at an annual fixed rate of 13.00% and matures in May 2027.
SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date the financial statements were available to be issued. There were no material subsequent events, other than those described below, that required disclosure in these unaudited interim financial statements.
New Loan
In November 2024, the Company and affiliated co-investors entered into a whole loan (the “Whole Loan”) consisting of an aggregate of $96.0 million in loan commitments. The property securing the loan is a development site and related condominium project located in Fort Lauderdale, Florida. The proceeds are expected to be used to commence and facilitate construction.
The Company committed a total of $30.0 million and affiliated co-investors committed $60.0 million, with the remaining $6.0 committed by an unaffiliated investor (the “Originating Lender”). At closing, the Company funded approximately $3.6 million and the affiliated co-investors funded approximately $7.2 million and the Originating Lender funded approximately $0.7 million. The Whole Loan is split into a Senior Loan and Mezzanine Loan, each with two A-Notes ($62.4 million of the total commitment amount) and two B-Notes ($33.6 million of the total commitment amount, of which $6.0 million was committed by the Originating Lender). The A-Notes bear interest at a rate of SOFR plus 4.75%, with a rate index floor of 4.75%. The B-Notes bear interest at a rate of SOFR plus 11.00%, with a rate index floor of 4.75%. The A-Notes and B-Notes were issued at a discount of 1.0% and mature in 26 months, subject to two, six-month extension options.
Revolving Credit Facility
On November 6, 2024, the Company entered into the Loan and Security Agreement (the “Revolving Credit Agreement”) by and among the Company, the lenders party thereto (the
“Lenders”), and East West Bank, as Agent, Joint Lead Arranger, Joint Book Runner, Co-Syndication Agent and Co-Documentation Agent.
The Revolving Credit Agreement provides for a senior secured revolving credit facility (the “Revolving Credit Facility”) with $50.0 million in initial aggregate commitments, which may be borrowed, repaid and redrawn, subject to a borrowing base based on eligible loan obligations held by the Company and subject to the satisfaction of other conditions provided in the Revolving Credit Agreement. Pursuant to the terms of the Revolving Credit Agreement, the amount of total commitments may be increased to up to $200.0 million in aggregate, subject to available borrowing base and lenders’ willingness to provide additional commitments. The Revolving Credit Facility has a maturity date of November 8, 2027.
Interest is payable on the Revolving Credit Facility in cash in arrears at the rate per annum of SOFR plus 2.75%, with a SOFR floor of 2.63%; provided, however, that the interest rate will increase by an additional 0.25% during any Increase Rate Month (as defined in the Revolving Credit Agreement).
The Company is required to pay certain fees to the agent and the lenders under the Revolving Credit Agreement, including a $75,000 agent fee payable to the agent and an 0.25% per annum loan fee payable ratably to the lenders, in each case, payable on the closing date and on the annual anniversary thereafter. Commencing on the six-month anniversary of the closing date, the Revolving Credit Facility has an unused line fee of 0.25% per annum, payable semi-annually in arrears. Based on the terms of the Revolving Credit Agreement, the unused line fee is waived if our average cash balance exceeds the minimum balance required per the Revolving Credit Agreement.
The Revolving Credit Facility contains customary covenants, including covenants that limit or restrict the Company’s and its subsidiaries’ ability to incur liens, incur indebtedness, make certain restricted payments, merger or consolidate or make dispositions of assets. In addition, the Company and its subsidiaries are subject to certain financial covenants, including a liquidity and debt service coverage ratio covenant.
The Revolving Credit Facility is guaranteed by certain material subsidiaries of the Company and is secured by substantially all assets of the Company and certain of its material subsidiaries; provided that upon the meeting of certain conditions, the facility will be secured only by certain assets of the Company comprising of or relating to loan obligations designed for inclusion in the borrowing base.
Relationships
Certain of the lenders and their affiliates may in the future engage in investment banking, commercial banking and other financial advisory and commercial dealings with the Company and its affiliates.
Termination of SRT Revolving Credit Facility
On November 6, 2024, in conjunction with the entry by the Company into the Revolving Credit Facility, the Company terminated the unsecured revolving credit agreement (the “Credit Agreement”) dated September 26, 2024, by and between the Company, as borrower, and SRT Finance LLC, as agent and lender. Upon execution of the Revolving Credit Facility, the lenders’ commitments under the Credit Agreement were terminated and the liability of the Company and its subsidiaries with respect to their obligations under the Credit Agreement was discharged.